1
DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2024
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Shares Security Description Value
Common Stock - 95.1%
Consumer Discretionary - 8.4%
22,332 Bright Horizons Family Solutions,
Inc.
(a)
$ 3,129,383
48,397 CarMax, Inc.
(a)
3,744,960
42,536 Floor & Decor Holdings, Inc.,
Class A
(a)
5,281,695
13,349 Murphy USA, Inc. 6,579,322
18,735,360
Consumer Staples - 3.1%
214,355 Utz Brands, Inc. 3,794,084
11,974 WD-40 Co. 3,087,855
6,881,939
Financials - 15.1%
81,278 EVERTEC, Inc. 2,754,511
73,429 Goosehead Insurance, Inc.,
Class A
(a)
6,557,210
58,835 Hamilton Lane, Inc., Class A 9,907,226
14,322 Kinsale Capital Group, Inc. 6,667,893
15,888 Morningstar, Inc. 5,070,179
65,129 Trupanion, Inc.
(a)
2,734,115
33,691,134
Health Care - 14.3%
95,821 Bio-Techne Corp. 7,658,973
21,960 Charles River Laboratories
International, Inc.
(a)
4,325,461
52,131 HealthEquity, Inc.
(a)
4,266,922
45,175 LeMaitre Vascular, Inc. 4,196,306
15,216 Medpace Holdings, Inc.
(a)
5,079,101
42,295 Repligen Corp.
(a)
6,294,342
31,821,105
Industrials - 26.7%
34,547 Casella Waste Systems, Inc.
(a)
3,437,081
151,093 Core & Main, Inc., Class A
(a)
6,708,529
15,058 CSW Industrials, Inc. 5,517,101
153,944 Douglas Dynamics, Inc. 4,245,776
39,926 Exponent, Inc. 4,602,669
144,584 Hayward Holdings, Inc.
(a)
2,217,919
45,266 HEICO Corp., Class A 9,223,400
23,185 John Bean Technologies Corp. 2,283,954
14,874 Kadant, Inc. 5,027,412
18,899 Simpson Manufacturing Co., Inc. 3,614,812
31,817 SiteOne Landscape Supply, Inc.
(a)
4,801,503
106,550 WillScot Holdings Corp.
(a)
4,006,280
67,929 WNS Holdings, Ltd.
(a)
3,580,538
59,266,974
Shares Security Description Value
Information Technology - 21.9%
9,946 Agilysys, Inc.
(a)
$ 1,083,816
66,213 Alarm.com Holdings, Inc.
(a)
3,619,865
26,276 Appfolio, Inc.
(a)
6,185,370
51,669 Endava PLC, ADR
(a)
1,319,626
50,344 Guidewire Software, Inc.
(a)
9,209,931
23,406 Manhattan Associates, Inc.
(a)
6,585,980
36,383 Novanta, Inc.
(a)
6,509,646
60,241 Procore Technologies, Inc.
(a)
3,718,075
22,723 SPS Commerce, Inc.
(a)
4,412,125
49,933 The Descartes Systems Group,
Inc.
(a)
5,141,102
11,793 Workiva, Inc.
(a)
933,062
48,718,598
Materials - 5.6%
23,546 Eagle Materials, Inc. 6,773,007
417,599 Perimeter Solutions SA
(a)
5,616,706
12,389,713
Total Common Stock (Cost $166,515,261) 211,504,823
Money Market Fund - 5.0%
11,100,782 First American Treasury
Obligations Fund,
Class X, 4.79%
(b)
(Cost $11,100,782) 11,100,782
Investments, at value - 100.1% (Cost
$177,616,043) $ 222,605,605
Other Assets & Liabilities, Net - (0.1)% (318,548)
Net Assets - 100.0% $ 222,287,057
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2024.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2024
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 222,605,605
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 222,605,605